Offerings	Feb. 04, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one right to receive one twelfth (1/12) of a Class A ordinary share upon the consummation an initial business combination
Amount Registered | shares	4,025,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 40,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,558.53
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Represents only the additional number of securities being registered and includes 525,000 units, consisting of 525,000 Class A ordinary shares and 525,000 rights to receive one-twelfth (1/12) of a Class A ordinary share upon the consummation an initial business combination, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.The Registrant previously registered securities having a proposed maximum aggregate offering price of $218,020,830 in its Registration Statement on Form S-1, as amended (File No. 333-291924), which was declared effective by the Securities and Exchange Commission on January 4, 2026. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $43,604,170 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the Units
Amount Registered | shares	4,025,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.No fee pursuant to Rule 457(g).The Registrant previously registered securities having a proposed maximum aggregate offering price of $218,020,830 in its Registration Statement on Form S-1, as amended (File No. 333-291924), which was declared effective by the Securities and Exchange Commission on January 4, 2026. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $43,604,170 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Share Rights, one right to receive one twelfth (1/12) of a Class A ordinary share upon the consummation an initial business combination as part of the Units
Amount Registered | shares	4,025,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.No fee pursuant to Rule 457(g).The Registrant previously registered securities having a proposed maximum aggregate offering price of $218,020,830 in its Registration Statement on Form S-1, as amended (File No. 333-291924), which was declared effective by the Securities and Exchange Commission on January 4, 2026. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $43,604,170 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying share rights
Amount Registered | shares	335,417
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 3,354,170.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 463.21
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Represents only the additional number of securities being registered and includes 525,000 units, consisting of 525,000 Class A ordinary shares and 525,000 rights to receive one-twelfth (1/12) of a Class A ordinary share upon the consummation an initial business combination, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.The Registrant previously registered securities having a proposed maximum aggregate offering price of $218,020,830 in its Registration Statement on Form S-1, as amended (File No. 333-291924), which was declared effective by the Securities and Exchange Commission on January 4, 2026. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $43,604,170 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.